Basis of preparation of condensed consolidated interim financial statements	6 Months Ended
Sep. 30, 2026
Basis of preperation of consolidated financial statements [Abstract]
Basis of preparation of condensed consolidated interim financial statements	Basis of preparation of condensed consolidated interim financial statements
(1)Compliance with IFRS Accounting Standards
The condensed consolidated interim financial statements for the three and six months ended September 30, 2026 have been prepared in accordance with IAS 34, Interim Financial Reporting, and presented in a format consistent with the consolidated financial statements under IAS 1, Presentation of Financial Statements. However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, these condensed consolidated interim financial statements should be read in conjunction with the consolidated financial statements for the year ended March 31, 2026.
(2)Approval of the condensed consolidated interim financial statements
The condensed consolidated interim financial statements were authorized for issuance on November 13, 2026, Eastern Time, by the Board of Directors of Coincheck Group N.V.
(3)Basis of measurement
The condensed consolidated interim financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value mainly including crypto assets held (current assets), crypto asset borrowings and warrant liabilities.
(4)Use of judgments, estimates, and assumptions
The preparation of condensed consolidated interim financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the consolidated financial statements for the year ended March 31, 2026.
(5)Functional currency and presentation currency
The condensed consolidated interim financial statements are presented in Japanese yen, which is the functional currency of Coincheck. The functional currencies of the entities within the Company for the periods presented include JPY, USD, EUR, and CAD. All amounts have been rounded to the nearest million Japanese yen, unless otherwise indicated.